UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549

                          ENERGY INCOME AND GROWTH FUND
               (Exact name of registrant as specified in charter)

                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. SCOTT JARDINE
                           FIRST TRUST PORTFOLIOS L.P.
                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                        Date of fiscal year end: NOVEMBER 30

                   Date of reporting period: FEBRUARY 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
--------------                                                    -------------

MASTER LIMITED PARTNERSHIPS - 140.0%

              OIL, GAS & CONSUMABLE FUELS - 140.0%
     278,290  Alliance Resource Partners, L.P. ...............    $  10,271,684
     131,300  Atlas Pipeline Partners, L.P. ..................        5,508,035
      45,600  Boardwalk Pipeline Partners, L.P. ..............          887,376
     357,143  Clearwater Natural Resources, L.P. + ...........        7,142,860
      40,000  Copano Energy, LLC .............................        1,627,200
     253,201  Copano Energy, LLC + ...........................       10,213,300
     317,272  Crosstex Energy, L.P. ..........................       11,739,064
     100,860  DCP Midstream Partners, L.P. ...................        2,773,650
      13,382  Enbridge Energy Partners, L.P. .................          598,176
     567,370  Energy Transfer Partners, L.P. .................       20,266,456
     176,425  Enterprise GP Holdings, L.P. ...................        7,030,536
     459,998  Enterprise Product Partners, L.P. ..............       11,168,752
       4,000  Genesis Energy, L.P. ...........................           46,400
      17,461  Global Partners, L.P. ..........................          367,903
      73,100  Hiland Partners, L.P. ..........................        2,997,100
     250,000  Holly Energy Partners, L.P. ....................       10,027,500
     148,000  Inergy Holdings, L.P. ..........................        5,032,000
     385,275  Inergy, L.P. ...................................       10,533,419
     140,771  Kinder Morgan Energy Partners, L.P. ............        6,654,245
      27,100  Linn Energy, LLC * .............................          562,867
      49,500  Magellan Midstream Holdings, L.P. * ............        1,152,855
     461,756  Magellan Midstream Partners, L.P. ..............       14,540,697
     230,178  MarkWest Energy Partners, L.P. .................       10,358,010
      25,477  Martin Midstream Partners, L.P. ................          759,724
     128,169  Natural Resource Partners, L.P. ................        6,750,661
      82,354  Northern Border Partners, L.P. .................        3,961,227
     285,143  Pacific Energy Partners, L.P. ..................        8,825,176
     344,956  Plains All American Pipeline, L.P. .............       15,457,478
      52,600  Regency Energy Partners, L.P. * ................        1,055,156
       2,130  Suburban Propane Partners, L.P. ................           61,536
      14,000  Teekay LNG Partners, L.P. ......................          425,600
      70,000  U.S. Shipping Partners, L.P. ...................        1,605,800
     205,291  Valero, L.P. ...................................       10,679,238
     153,600  Williams Partners, L.P. ........................        5,084,160
                                                                  -------------
                                                                    206,165,841
                                                                  -------------

              TOTAL MASTER LIMITED PARTNERSHIPS ..............      206,165,841
                                                                  -------------
              (Cost $152,531,515)

RIGHTS - 0.0%

              OIL, GAS & CONSUMABLE FUELS - 0.0%
           17 Clearwater Natural Resources, L.P. - Rights +*.                 0
                                                                  -------------

              TOTAL RIGHTS ...................................                0
                                                                  -------------
              (Cost $0)


                See Notes to Quarterly Portfolio of Investments.          Page 1

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2006 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                                   -------------

              TOTAL INVESTMENTS - 140.0% .....................    $ 206,165,841
              (Cost $152,531,515)**

              NET OTHER ASSETS & LIABILITIES - (12.5)%              (18,389,220)
                                                                  --------------
              LOAN OUTSTANDING - (4.4)%.......................       (6,500,000)
                                                                  --------------
              ENERGY NOTES PAYABLE - (23.1)% .................      (34,000,000)
                                                                  --------------
              NET ASSETS - 100.0%                                 $ 147,276,621
                                                                  ==============

------------------------------
       * As of February 28, 2006, this security has not paid a distribution to the Fund.

      ** Aggregate cost for federal income tax and financial reporting purposes.

       + Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Before they are registered, these securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. Market value is determined in accordance with procedures adopted by the Board of Trustees (See Note 1C).


Page 2          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                FEBRUARY 28, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

Energy Income and Growth Fund (the "Fund") determines the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes and any borrowings of the Fund) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the master limited partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table consisting of limited partnership units of Clearwater Natural Resources, L.P. ("Clearwater"), and limited liability company units of Copano Energy, LLC ("Copano"), which were purchased in private placement transactions. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees.

                                                                     CARRYING
                                                    CARRYING           COST          VALUE PER
                                                    VALUE PER       PER SHARE          SHARE
                                                      SHARE       AT ACQUISITION  AT ACQUISITION    2/28/06
                   ACQUISITION                       2/28/06            DATE           DATE          VALUE            % OF
SECURITY              DATE           SHARES       (RESTRICTED)     (RESTRICTED)   (UNRESTRICTED) (RESTRICTED)      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Clearwater Natural
Resources, L.P.        8/01/05      357,143           $20.00          $20.00          N/A       $  7,142,860         4.85%
Clearwater Natural
Resources, L.P.
-Rights                8/01/05           17             0.00            0.00          N/A               0.00         0.00
Copano Energy,
LLC                    8/01/05      253,201            40.34           28.21          $40.50*     10,213,300         6.93
                                  ----------                                                   -------------        ------
                                    610,361                                                      $17,356,160        11.78%
                                  ==========                                                   =============        ======

* This is the carrying value of unrestricted shares of Copano at 8/01/05, which is the date of purchase and date an enforceable right to acquire the restricted Copano securities was obtained by the Fund.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                FEBRUARY 28, 2006

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $53,709,514 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $75,188.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND
             -------------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.